Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

On August 16, 2023, our Board adopted a Clawback Policy to comply with the new clawback rules and listing standards promulgated by the SEC and Nasdaq, respectively. The Clawback Policy generally provides that we will seek to recoup, in the event of a required accounting restatement, certain executive compensation resulting from material noncompliance with financial reporting requirements under federal securities laws.